Employee Benefit Plans (Details) - Schedule of significant assumptions adopted in measuring pension and other benefit obligations	Dec. 31, 2020	Dec. 31, 2019
Equity Securities [Member] | Canada [Member]
Equity securities
Fair value plan assets	22.90%	22.30%
Equity Securities [Member] | United States [Member]
Equity securities
Fair value plan assets	19.70%	19.80%
Equity Securities [Member] | International [Member]
Equity securities
Fair value plan assets	14.30%	14.10%
Fixed income instruments [Member] | Canada [Member]
Equity securities
Fair value plan assets	41.00%	41.20%
Cash and Cash Equivalents [Member] | Canada [Member]
Equity securities
Fair value plan assets	2.10%	2.60%